Schedule of Business Acquisition, Pro Forma Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 1	$ 68,157,699
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 2	2,457,139
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 3	(2,457,139)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 4	68,157,699
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 5	(29,959,364)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 6	210,619
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 7	(780,619)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 8	(30,739,983)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 9	(29,231,347)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 10	211,526
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 11	(780,619)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 12	(30,011,966)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 13	30,601,209
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 14	1,234,764
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 15	31,835,973
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 16	(0.96)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 17	(0.94)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 1		76,145,384
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 2		168,670
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 3		(168,670)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 4		76,145,384
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 5		(119,376,579)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 6		(746,529)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 7		26,529
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 8		(120,096,579)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 9		(119,236,823)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 10		(746,519)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 11		26,529
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 12		(119,956,813)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 13		27,356,504
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 14		1,543,455
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 15		$ 28,899,959
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 16		(4.36)
Business Acquisition Schedule Of Business Acquisition, Pro Forma Information 17		(4.15)